CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Class A common shares	Dec. 31, 2010 Class A common shares	Dec. 31, 2011 Class B common shares	Dec. 31, 2010 Class B common shares	Dec. 31, 2011 US$ USD ($)	Dec. 31, 2011 US$ Class A common shares USD ($)	Dec. 31, 2011 US$ Class B common shares USD ($)
Allowance for doubtful accounts	1,746	1,793					$ 277
Expenses prepaid to related parties, current	9,625	9,625					1,529
Expenses prepaid to related parties, non-current		9,625
Common shares, par value (in dollars per share)								$ 0.0001	$ 0.0001
Common shares, shares authorized			686,505,790	686,505,790	313,494,210	313,494,210
Common shares, shares issued			265,082,760	104,533,340	131,916,660	286,520,870
Common shares, shares outstanding			265,082,760	104,533,340	131,916,660	286,520,870